Segmented information - Revenue by Services and Products (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of products and services [line items]
Operating revenues	$ 6,176	$ 6,085	$ 12,344	$ 12,015
Wireless voice and data
Disclosure of products and services [line items]
Operating revenues	1,725	1,768	3,453	3,517
Wireline data
Disclosure of products and services [line items]
Operating revenues	2,222	2,025	4,427	4,039
Wireline data | U.S | Bell CTS
Disclosure of products and services [line items]
Operating revenues	197		392
Wireline voice
Disclosure of products and services [line items]
Operating revenues	622	624	1,258	1,253
Wireline voice | U.S | Bell CTS
Disclosure of products and services [line items]
Operating revenues	34		70
Media
Disclosure of products and services [line items]
Operating revenues	849	773	1,561	1,474
Other wireline services
Disclosure of products and services [line items]
Operating revenues	73	77	142	156
Other wireline services | U.S | Bell CTS
Disclosure of products and services [line items]
Operating revenues	3		6
Total services
Disclosure of products and services [line items]
Operating revenues	5,491	5,267	10,841	10,439
Wireless
Disclosure of products and services [line items]
Operating revenues	555	594	1,140	1,218
Wireline
Disclosure of products and services [line items]
Operating revenues	130	224	363	358
Total products
Disclosure of products and services [line items]
Operating revenues	$ 685	$ 818	$ 1,503	$ 1,576